MetLife Stock Index Portfolio Expense Example - MetLife Stock Index Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	355
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	664
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	479
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	541
Class G
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 725